Label	Element	Value
TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TIFF Investment Program (“TIP”)
Supplement Dated May 4, 2022
to the TIP Prospectus dated April 29, 2022, As Supplemented April 29, 2022 and the TIP Statement of Additional Information Dated April 29, 2022,
and the TIFF Multi-Asset Fund Summary Prospectus Dated April 29, 2022
This supplement provides new and additional information to the TIP prospectus dated April 29, 2022, as supplemented April 29, 2022 (the “Prospectus”), the TIP Statement of Additional Information dated April 29, 2022 (the “SAI”), and the TIFF Multi-Asset Fund summary prospectus dated April 29, 2022 (together with the Prospectus, the “Prospectuses”).
On April 26, 2022, the Board of Trustees of TIP (the “Board”) approved (i) a money manager agreement between TIFF Multi-Asset Fund (the “Fund”) and CenterBook Partners LP (“CenterBook”), a new money manager for the Fund, and (ii) an amendment to the money manager agreement and related fee schedule between the Fund and Amundi Asset Management US, Inc. (“AmundiUS”), an existing money manager for the Fund, both effective immediately.
The following information replaces similar disclosures on page 1 of the Prospectuses:

Risk/Return [Heading]	rr_RiskReturnHeading	TIFF Multi-Asset Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees, Other Expenses and Total Annual Fund Operating Expenses have been restated to show an estimate of what the Fund’s expenses would have been in 2021 had the fee schedules in the new money manager agreement with CenterBook and the amended money manager agreement with AmundiUS had been in effect during 2021. In each case, the restated fees and expenses show only the effects of the asset-based portion of the fee schedules but not the performance-based portion of the fee schedules
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following information replaces the paragraph titled “Multi-Manager Risk” on page 4 of the Prospectuses:
Multi-Manager Risk.   Multi-manager risk is the risk that TAS may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the Fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager. Money managers selected by TAS may have a limited operating history, fewer resources, and a limited performance track record, and therefore involve greater risk and uncertainty. Certain money managers may invest in securities or other investments using quantitative strategies or methodologies. These methodologies may perform differently from the market as a whole and there can be no assurance that they will perform as intended or enable the Fund to achieve its investment or performance objectives.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please keep this supplement for future reference.
TIFF Multi-Asset Fund | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.62%	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Expenses for Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,802

[1]	Management Fees, Other Expenses and Total Annual Fund Operating Expenses have been restated to show an estimate of what the Fund’s expenses would have been in 2021 had the fee schedules in the new money manager agreement with CenterBook and the amended money manager agreement with AmundiUS had been in effect during 2021. In each case, the restated fees and expenses show only the effects of the asset-based portion of the fee schedules but not the performance-based portion of the fee schedules.
[2]	Total Annual Fund Operating Expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.